Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-agency mortgage-backed securities | Balance of the portfolio
Analysis of amounts relating to credit losses on debt securities recognized in earnings
Average prepayment rate (as a percent)	16.90%		13.70%
Default rate (as a percent)	4.90%		8.00%
Average severity (as a percent)	57.20%		50.40%
Available-for-sale
Analysis of amounts relating to credit losses on debt securities recognized in earnings
Balance at beginning of period	$ 271	$ 930	$ 930	$ 2,143	$ 545
Other-than-temporary-impairment not previously recognized		173	173	50	291
Additional increase for which an other-than-temporary impairment was previously recognized related to credit losses		27	27	247	1,161
Other-than-temporary-impairment previously recognized on securities sold		(679)	(679)
Realized losses during the period	(57)	(159)	(180)	(1,510)	(94)
Balance related to credit losses on debt securities at end of period	$ 214	$ 292	$ 271	$ 930	$ 2,143